Long-term debt	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Debt Instrument [Line Items]
Long-term debt

9.      Long-term debt:

	2019	2018
Revolving credit facilities (a) (c) (d)	$867.0	788.2
Term loan credit facilities (b) (c) (d)	1,799.4	2,158.7
Senior unsecured notes (e)	80.0	400.4
2025 Notes and 2026 Notes (f)	500.0	250.0
	3,246.4	3,597.3
Fair value adjustment on term loan credit facilities (b)	(0.1)	(2.3)
Debt discount on 2025 Notes and 2026 Notes (f)	(150.9)	(83.4)
Deferred financing fees	(34.8)	(24.1)
Long-term debt	3,060.6	3,487.5
Current portion of long-term debt	(363.7)	(722.6)
Long-term debt	$2,696.9	2,764.9
(a)	Revolving credit facilities

As of December 31, 2019, the Company had four revolving credit facilities (“Revolvers”) available which provided for aggregate borrowings of up to $987,012,000 (2018 – $938,209,000), of which $120,000,000 (2018 - $150,011,000) was undrawn.

During the year ended December 31, 2019, the Company made prepayments of $205,946,000, on the principal balances of two reducing revolving credit facilities.

The Revolvers mature between August 2020 and May 2024.

The following is a schedule of future minimum repayments of Revolvers as of December 31, 2019:

2020	$197.9
2021	50.7
2022	387.4
2023	72.6
2024	158.4
Thereafter	-
$867.0

Interest is calculated based on one month LIBOR plus a margin per annum. At December 31, 2019, the one month average LIBOR was 1.8% (2018 – 2.4%) and the margins ranged between 0.5% and 2.25% (2018 – 0.5% and 1.4%) for the Revolvers. The weighted average rate of interest, including the margin, for the Revolvers was 2.9% at December 31, 2019 (2018 – 3.0%). Interest payments are made monthly.

The Company is subject to commitment fees ranging between 0.2% and 0.5% (2018 – 0.2% and 0.5%) calculated on the undrawn amounts under the various facilities.

For secured facilities, Revolver payments are made in semi-annual payments commencing thirty-six months after delivery of the associated newbuilding containership for the secured facilities. One Revolver, with a principal outstanding of $58,240,000, is due in full at maturity on December 31, 2023. Another Revolver with a principal outstanding of $180,000,000, will be converted into a term loan facility on May 15, 2022 (note 9(c)).

(b)	Term loan credit facilities

As of December 31, 2019, the Company had $1,954,375,000 (2018 - $2,158,743,000) of term loan credit facilities (“Term Loans”) available, of which $155,000,000 (2018 - nil) was undrawn. One of the Term Loans has a revolving loan component which has been included in the Revolvers.

During the year ended December 31, 2019, the Company made prepayments of $259,401,000 on the remaining principal balance of six secured Term Loans.

Further prepayments were made on 15 Term Loans totaling $1,101,037,000 as part of a refinancing program, using funds from a new credit facility (note 9(c)).

Term Loans mature between March 2021 and June 2027.

The following is a schedule of future minimum repayments of Term Loans as of December 31, 2019:

2020	$168.4
2021	252.5
2022	154.3
2023	243.4
2024	840.0
Thereafter	140.8
$1,799.4

Certain Term Loans, with a total principal outstanding of $1,746,632,000, have interest calculated as one month, three month or six month LIBOR plus a margin per annum, dependent on the interest period selected by the Company. At December 31, 2019, the one month, three month and six month average LIBOR was 1.9%, 2.0% and 2.1%, respectively (2018 – 2.4%, 2.6% and 2.5%, respectively) and the margins ranged between 0.4% and 4.3% (2018 – 0.4% and 4.8%) for Term Loans.

One Term Loan, with a total principal outstanding of $52,743,000 (2018 – $65,515,000), has interest calculated based on the Export-Import Bank of Korea (KEXIM) rate plus 0.7% (2018 – 0.7%) per annum.

The weighted average rate of interest, including the margin, was 4.0% at December 31, 2019 (2018 – 4.8%) for Term Loans. Interest payments are made in monthly, quarterly or semi-annual payments.

Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership, utilization date or the inception date of the Term Loan.

(c)	Portfolio financing program:

On May 15, 2019, the Company entered into a credit agreement, with a syndicate of lenders for a secured credit facility of up to $1,000,000,000, comprised of a Term Loan of $800,000,000 and a Revolver of $200,000,000 (the “Program”).  The proceeds of the Program are intended to be used for refinancing of existing Term Loans and general corporate purposes. The Revolver is available until May 15, 2022, after which it converts to, and forms part of the Term Loan.  The Term Loan matures on May 15, 2024 with payments made quarterly. The Program also provides the Company with the ability to request the issuance of letters of credit on behalf of itself or its subsidiaries, which will represent a draw down on the Revolver.

The Program is secured by a portfolio of vessels, the composition of which can be changed, and is subject to borrowing base and portfolio concentration requirements, as well as compliance with financial covenants and certain negative covenants.

The Program can be increased to an aggregate of $2.0 billion through additional commitments from lenders, execution of additional secured loan agreements or issuance of private placement notes, in each case with a corresponding expansion of collateral.

On September 18, 2019, the Company increased the committed amount under the Program by $500,000,000, adding $400,000,000 to the Term Loan and $100,000,000 to the Revolver. The additional commitments are subject to the same terms and conditions as the initial tranche.

On December 30, 2019, the Company entered into another credit agreement with a different syndicate of lenders for a Term Loan of $155,000,000 which may be increased by up to $100,000,000. The Term Loan matures on December 30, 2025 with payments made quarterly and is secured by the same portfolio of vessels as the Program, subject to composition requirements.

(d)	Credit facilities – other terms

As of December 31, 2019, the Company’s credit facilities were secured by first-priority mortgages granted on 62 vessels, of which one is in the process of being released from security. The security for each of the Company’s current secured credit facilities includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;
•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;
•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;
•	An assignment of the Company’s related shipbuilding contracts and the corresponding refund guarantees;
•	A pledge over shares of various subsidiaries; and
•	A pledge over the related retention accounts.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances.  A prepayment may be required as a result of certain events, including the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time). The amount that must be prepaid may be calculated based on the loan to market value.  In these circumstances, valuations of the Company’s vessels are conducted on a “without charter” basis as required under the credit facility agreement.

Each credit facility, other than the credit facilities of GCI’s subsidiaries, contains a mix of financial covenants requiring the Company to maintain minimum liquidity, tangible net worth, interest and principal coverage ratios and debt to assets ratios, as defined. Each GCI facility is guaranteed by GCI and as the guarantor, GCI must meet certain consolidated financial covenants under these term loan facilities including maintaining certain minimum tangle net worth, cash requirements and debt to asset ratios.

Some of the facilities also have an interest and principal coverage ratio, debt service coverage and vessel value requirement for the subsidiary borrower. The Company was in compliance with these covenants at December 31, 2019.

(e)	Senior unsecured notes

In December 2018, the Company entered into a repurchase plan for its 6.375% senior unsecured notes which matured in April 2019. During the year ended December 31, 2019, the Company repurchased $8,998,000 senior unsecured notes and terminated the repurchase plan. Upon maturity, the Company made a repayment of $311,398,000 on the remaining principal balance.

(f)	2025 Notes and 2026 Notes

On January 15, 2019, pursuant to a previous subscription agreement, the Company issued to Fairfax the 2026 Notes and the 2019 Warrants (note 4). The proceeds from the transaction were allocated to each security on a relative fair value basis. The difference between the relative fair value and principal of the 2026 Notes was accounted for as a debt discount amortized over the life of the 2026 Notes.

The 2025 Notes and 2026 Notes allow Fairfax to call for early redemption on each respective anniversary date of issuance (the “Annual Put Right”) by providing written notice between 150 days and 120 days respectively prior to each applicable anniversary date. In February 2020, Fairfax waived its right to call for early redemption of the 2025 Notes and 2026 Notes on their respective 2021 anniversary dates. Therefore, the 2025 Notes and 2026 Notes are not puttable until their respective anniversary dates in 2022. The 2025 Notes and 2026 Notes are secured by the Company’s ownership interest in GCI.